Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Stockholders’ Equity

4. Stockholders’ Equity

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued as of September 30, 2023 and December 31, 2022.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of September 30, 2023 and December 31, 2022, the Company had an aggregate of 391,854 and 63,820 shares of common stock outstanding, respectively.

In February 2023, 5,837 Series C warrants were exchanged for 5,837 shares of common stock.

In May 2023, 4,938 Series C warrants were exchanged for 4,938 shares of common stock.

On June 14, 2023, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with EF Hutton, division of Benchmark Investments, LLC (“EF Hutton”) acting as representatives of the several underwriters in connection with a public offering (the “Offering”) of an aggregate of 317,259 shares of its common stock. The public offering price was $15.76 per share and the underwriters agreed to purchase 317,259 shares at a 7% discount to the public offering price. The Company granted EF Hutton a 45-day option to purchase up to 47,589 additional shares, to cover over-allotments, if any, which was not exercised. The Offering closed on June 16, 2023, resulting in gross proceeds of $5 million, before deducting underwriting discounts and commissions and other offering expenses. The net proceeds in relation to the Offering were $4,452,163.

5. Stockholders’ Deficit

Preferred Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 20,000,000 shares of preferred stock. No shares have been issued.

Common Stock

The Company’s amended and restated certificate of incorporation authorizes the Company to issue a total of 100,000,000 shares of common stock. As of December 31, 2022 and 2021, the Company had an aggregate of 63,820 and 43,189 shares of common stock outstanding, respectively.

2022

On October 12, 2022, the Company completed a public offering of 15,741 units (the “2022 Units”) at a price of $324.00 per unit, generating gross proceeds to the Company of $5,100,000, and net proceeds, after underwriters discounts and expenses, of approximately $4,454,000. Each unit consists of: (i) one share of common stock, par value $0.001 per share; (ii) one Series A warrant to purchase one share of common stock at an exercise price equal to $388.80 per share (120% of the per 2022 Unit offering price), exercisable until the fifth anniversary of the issuance date; (iii) one Series B warrant to purchase one share of common stock at an exercise price equal to $324.00 per share (100% of the per 2022 Unit offering price), exercisable until the fifth anniversary of the issuance date; and (iv) one Series C warrant to purchase one share of common stock at an exercise price equal to $518.40 per share (160% of the per 2022 Unit offering price), exercisable until the fifth anniversary of the issuance date.

The underwriter also received 788 warrants as part of the offering at an exercise price of $324.00 per common share representing 5% of the raise.

In October 2022, 4,890 Series C warrants were exchanged for 4,890 shares of common stock.

2021

On October 15, 2021, the Company completed a public offering (the “October 2021 Primary Offering”) of 6,294 units (the “2021 Units”). Each Unit consists of one share of common stock of the Company, par value $0.001 per share (the “Common Stock”), and one warrant (a “Warrant”) to purchase one share of Common Stock for $1,512.00 per share. The Units were sold at a price of $1,260.00 per Unit, generating net proceeds to the Company of $6,858,843. The Company granted to WallachBeth Capital LLC, the underwriter in the Offering, a 45-day option to purchase up to 944 additional shares of Common Stock and/or 944 Warrants to cover over-allotments, if any. The underwriter has exercised its option with respect to the Warrants. WallachBeth also received 380 warrants as part of the October 2021 Primary Offering at an exercise price of $1,512.00 per common share representing 6% of the raise.

During October 2021, Hankey Capital converted all the outstanding convertible notes in accordance with the original term of the note agreements ($12,767,894 in principal amount and $2,054,041 of accrued interest) into 24,703 shares of our common stock and 39,007 collateral shares were cancelled.